Property and equipment (Tables)	12 Months Ended
Mar. 29, 2025
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Leasehold improvements	39,719	36,285
Furniture, fixtures and equipment	16,063	14,853
Software and electronic equipment	16,643	16,201

	72,425	67,339
Accumulated depreciation and impairment charges	(47,045)	(41,622)

	$25,380	$25,717